FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-173

Dodge & Cox Funds

(Exact name of registrant as specified in charter)

555 California Street

40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street

40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 981-1710

Date of Fiscal year-end: 12/31/2008

Date of reporting period: 7/1/2007 - 6/30/2008

Item 1. Proxy Voting Record

Account: Dodge & Cox Income Fund

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds
(Registrant)

By	/s/ John A. Gunn
Chairman - Chief Executive Officer

Date	8/28/08